Inventories (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Summary of Inventories
Inventories consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Raw materials	45,319	40,687	5,818
Work in progress	9,043	20,400	2,917
Finished goods	30,405	48,760	6,972

Inventories, total	84,767	109,847	15,707
Inventories provision	(9,080)	(8,213)	(1,174)

	75,687	101,634	14,533